Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-current
Concession fee payable (1)	[1]	$ 657,682	$ 655,221
Advances from customers		14,475	15,469
Provisions for legal claims (4)	[2]	8,132	4,251
Provision for maintenance costs (2)	[3]	19,239	17,081
Other taxes payable		2,058	1,139
Employee benefit obligation (3)	[4]	7,990	8,694
Salary payable		263	721
Other liabilities with related parties (Note 27)		1,308	1,398
Other payables		32,652	24,772
Total other non-current liabilities		743,799	728,746
Current
Concession fee payable (1)	[1]	167,352	86,483
Other taxes payable		19,998	23,033
Salary payable		32,843	22,061
Other liabilities with related parties (Note 27)		1,049	7,143
Advances from customers		4,718	4,522
Provision for maintenance cost (2)	[3]	2,432	10,114
Expenses provisions		1,879	2,018
Provisions for legal claims (4)	[2]	3,714	932
Other payables		50,841	24,507
Total other current liabilities		$ 284,826	$ 180,813

[1]	The most significant amounts included in Concession fee payable line are generated by the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and Inframérica Concessionária do Aeroporto de Brasilia S.A. and Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.
[2]	Changes in the year of the provision for legal claims is as follows:
[3]	Changes in the year of the Provision for maintenance costs is as follows:
[4]	TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.